REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended
Apr. 30, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATES REVENUE

The following table disaggregates revenue by significant product type for the three- and six-month periods ended April 30, 2024 and 2023:

	Three Months Ended April 30, 2024	Three Months Ended April 30, 2023	Six Months Ended April 30, 2024	Six Months Ended April 30, 2023
Oil sales	$73,915	$-	$73,915	$-

Total revenue from customers	$73,915	$-	$73,915	$-